UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2024	$ 1,040.6	$ 0.1	$ 2,696.0	$ 74.4	$ (68.2)	$ (1,661.7)
Statement of changes in equity [Roll Forward]
Loss for the period	(226.4)					(226.4)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	184.9				184.9
TOTAL COMPREHENSIVE INCOME (LOSS)	(41.5)				184.9	(226.4)
Exercise of share options	1.7		2.8	(1.1)
Reclassification of vested restricted share units	0.0		35.6	(35.6)
Share-based compensation expense	34.6			34.6
Ending balance at Jun. 30, 2025	1,035.4	0.1	2,734.4	72.3	116.7	(1,888.1)
Other comprehensive (loss) income
Reserves	1,035.3
Reserves	1,002.0
Beginning balance at Dec. 31, 2025	1,002.1	0.1	2,750.3	88.0	122.2	(1,958.5)
Statement of changes in equity [Roll Forward]
Loss for the period	(21.1)					(21.1)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	(0.8)				(0.8)
TOTAL COMPREHENSIVE INCOME (LOSS)	(21.9)				(0.8)	(21.1)
Issuance of ordinary shares, net	212.4		212.4
Exercise of share options	0.3		0.6	(0.3)
Reclassification of vested restricted share units	0.0		51.6	(51.6)
Share-based compensation expense	36.7			36.7
Ending balance at Jun. 30, 2026	1,229.6	$ 0.1	$ 3,014.9	$ 72.8	$ 121.4	$ (1,979.6)
Other comprehensive (loss) income
Reserves	$ 1,229.5

[1]	These reserve accounts comprise the consolidated reserves of $1,229.5 million and $1,035.3 million in the consolidated statements of financial position as at June 30, 2026 and 2025, respectively.